INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Opening balance		$ 316,939	$ 293,118
Changes
Investment in joint ventures, additions	[1]	16,429	20,129
Disposals, investment in associates and joint ventures	[2]	(3,197)	(943)
Share of profit (loss) in investment in associates		330	4,821
Share of profit (loss) in investment in joint ventures		31,056	(2,504)
Dividends Received, Investments in Associates		(3,288)	(4,357)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		(20,167)	8,351
Other increase (decrease) in investment and associates and joint ventures		(1,460)	(1,676)
Total changes		19,703	23,821
Closing balance		336,642	316,939
Carrying amount of associates accounted for using equity method		82,924	85,714	$ 93,579
Carrying amount of joint ventures accounted for using equity method		253,718	231,225	199,539
Total investment accounted for using equity method		$ 336,642	$ 316,939	$ 293,118

[1]	During the year 2021 - Maderas Arauco S.A. made capital contribution to E2E S.A., the first one was on January 8, 2021 for ThCLP$ 1,600,000 for 160 shares, the second was made on June 22, 2021 in the amount of ThCLP$ 1,900,000 for 190 shares, and the last one was on November 3, 2021 for ThCLP$ 2,425,000 for 250 shares, wich in total are equivalents to ThU.S.$ 7,759. - Arauco Bioenergía made a capital contribution to Parque Eólico Ovejera Sur SpA for ThCLP$ 100,000 on November 03, 2021 for 100 shares to ThU.S.$ 123. - Forestal Arauco S.A. made a capital contribution in assets different to effective to Agrícola Fresno for ThU.S.$ 7,452 in November 2021 for 1,490,400 shares. - Forestal Arauco S.A. made a capital contribution in assets different to effective to Agrícola El Paque for ThU.S.$ 873,978 on November 10, 2021 for 997,473 shares to ThU.S.$ 1,095.
[2]	ThU.S.$ 3,197 account for the carrying amount of investment in Unilin Arauco Pisos Ltda., which was sold on January 12, 2021.